Cost of services rendered - Summary of Cost of Services Rendered (Parenthetical) (Detail) - PBPE Fund III (Ontario) L.P [Member] - Carried Interest Allocation [Member] $ in Millions	Dec. 31, 2021 USD ($)
Disclosure Of Cost Of Services Rendered [Line Items]
Percentage of performance fee receivable from related party	35.00%
Due to related party	$ 11.6